Financial Instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets fair value	R$ 44,360,860	R$ 27,016,467
Financial assets fair value	3,102,639	1,105,089
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	2,852,057	697,095
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	250,582	407,994
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	250,582	407,994
Derivatives [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Financial assets fair value
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	250,582	407,994
Derivatives [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investments Fund Quotas [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	13,987	140,445
Investments Fund Quotas [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	13,987	140,445
Investments Fund Quotas [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investments Fund Quotas [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Letters Of Credits [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	210,891	1,073
Investment Securities Letters Of Credits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	210,891	1,073
Investment Securities Letters Of Credits [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Letters Of Credits [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	646,754
Investment Securities National Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	646,754
Investment Securities National Treasury Bills [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Bills [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	1,722,314	546,768
Investment Securities Financial Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	1,722,314	546,768
Investment Securities Financial Treasury Bills [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities Financial Treasury Bills [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	139,335
Investment Securities National Treasury Notes [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	139,335
Investment Securities National Treasury Notes [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Investment Securities National Treasury Notes [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Mexican Government Securities C E T E S [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	118,776
Mexican Government Securities C E T E S [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value	118,776
Mexican Government Securities C E T E S [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Mexican Government Securities C E T E S [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Premium Bond [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		2,573
Premium Bond [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		2,573
Premium Bond [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Premium Bond [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Repurchase Agreements Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		6,236
Repurchase Agreements Financial Treasury Bills [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value		6,236
Repurchase Agreements Financial Treasury Bills [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value
Repurchase Agreements Financial Treasury Bills [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets fair value